Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	2 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended			13 Months Ended	14 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	120 Months Ended
	Aug. 22, 2017		Jun. 14, 2016	Apr. 13, 2016	Oct. 31, 2015		Apr. 30, 2016	Oct. 31, 2017	Oct. 31, 2016	Apr. 30, 2016	Oct. 31, 2016	Apr. 30, 2018	Apr. 30, 2017	Oct. 31, 2025	Oct. 31, 2016		Apr. 30, 2017	Oct. 31, 2018	Oct. 31, 2017	Apr. 30, 2017	Oct. 31, 2017	Apr. 30, 2019	Apr. 30, 2018	Oct. 31, 2017	Apr. 30, 2018	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2018	Oct. 31, 2018	Apr. 30, 2020	Apr. 30, 2019	Oct. 31, 2018	Apr. 30, 2019	Oct. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Oct. 31, 2019	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2019	Apr. 30, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Oct. 31, 2020	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2020	Apr. 30, 2021	Oct. 31, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2021	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2022	Oct. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2022	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2023	Oct. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2023	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2024	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2025
C000107588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														First Trust Preferred Securities and Income ETF
Accumulated Value					$ 10,000					$ 10,244					$ 10,897					$ 11,338				$ 11,904				$ 11,790				$ 11,730				$ 12,393				$ 13,168				$ 12,280				$ 13,422				$ 14,494				$ 14,933				$ 13,683				$ 12,744				$ 12,670				$ 12,731				$ 14,352			$ 15,507			$ 15,403		$ 16,817
C000138174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														First Trust Managed Municipal ETF
Accumulated Value					10,000					10,457					10,648					10,552				10,923				10,874				10,909				11,507				11,978				11,487				12,258				12,713				12,756				11,721				11,164				11,894				11,468				12,267			12,561			12,453		13,008
C000142474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														First Trust Long/Short Equity ETF
Accumulated Value					10,000					9,764					10,045					11,027				11,776				12,039				12,065				12,575				13,209				12,632				13,306				14,928				16,021				15,915				15,583				16,604				17,156				19,419			21,019			21,141		23,689
C000146034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														First Trust Emerging Markets Local Currency Bond ETF
Accumulated Value					10,000					10,812					10,966					11,195				11,405				11,760				10,544				11,239				11,857				10,496				11,220				11,652				11,048				9,983				8,981				10,489				10,425				10,810			11,189			11,648		12,726
C000165608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														First Trust RiverFront Dynamic Developed International ETF
Accumulated Value				$ 10,000			$ 10,047				$ 10,267						$ 11,711				$ 12,998				$ 13,100				$ 11,614				$ 12,158				$ 12,325				$ 10,567				$ 11,900				$ 14,970				$ 16,079				$ 13,852				$ 11,543				$ 13,662				$ 13,047				$ 15,332				$ 16,170			$ 17,627			$ 20,347
C000165609 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														First Trust RiverFront Dynamic Emerging Markets ETF
Accumulated Value			$ 10,000						$ 11,452				$ 12,590						$ 14,486				$ 15,465				$ 12,180				$ 13,726				$ 13,437				$ 11,790				$ 14,075				$ 17,003				$ 15,765				$ 14,495				$ 11,829				$ 13,524				$ 13,725				$ 16,337				$ 17,368			$ 17,884			$ 21,664
C000165610 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														First Trust RiverFront Dynamic Europe ETF
Accumulated Value				10,000			10,028				10,267						12,093				13,472				13,568				12,102				12,889				12,950				11,108				12,404				16,157				17,391				14,894				12,639				15,038				13,836				15,707				16,117			17,276			19,376
C000190801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														First Trust Institutional Preferred Securities and Income ETF
Accumulated Value	$ 10,000							$ 10,200				$ 10,060						$ 9,954				$ 10,479				$ 11,123				$ 10,368				$ 11,430				$ 12,347				$ 12,677				$ 11,899				$ 11,197				$ 11,202				$ 11,373				$ 12,746				$ 13,651				$ 13,752				$ 14,953
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value	10,000				10,000			10,005		10,282		9,818			10,437			9,799		10,367		10,337		10,531		10,927		10,334		11,458		10,315		11,603		10,881		11,427		11,502		11,548		12,060		10,455		12,213		9,737		12,028		10,410		12,155		9,772		11,004		10,257		10,249		10,802		10,957		11,080		10,286		11,467		10,796			11,371			11,663		12,071
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond Index
Accumulated Value					10,000					10,355					10,406					10,370				10,634				10,531				10,579				11,180				11,576				11,422				11,992				12,307				12,309				11,337				10,834				11,662				11,120				11,905			12,198			12,103		12,707
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500® Index
Accumulated Value					10,000					10,042					10,450					11,842				12,920				13,414				13,870				15,224				15,857				15,356				17,398				22,417				24,863				22,465				21,230				23,062				23,383				28,289			32,272			31,710		39,196
JP Morgan GBI EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														JP Morgan GBI-EM Global Diversified Index
Accumulated Value					10,000					10,893					11,105					11,332				11,680				12,282				10,912				11,677				12,613				11,363				12,133				12,638				12,235				10,623				9,754				11,320				11,071				11,522			12,040			12,644		13,613
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index
Accumulated Value				10,000			10,183				10,167						11,333				12,550				12,977				11,689				12,559				12,980				11,135				12,089				15,574				16,221				14,307				12,490				15,512				14,289				16,951				17,571			19,082			21,618
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index
Accumulated Value			$ 10,000						$ 11,409				$ 12,423						$ 14,427				$ 15,120				$ 12,621				$ 14,358				$ 14,118				$ 12,636				$ 15,283				$ 18,790				$ 17,875				$ 15,346				$ 12,329				$ 14,346				$ 13,660				$ 15,764				$ 17,118			$ 17,186			$ 21,897
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Europe Index
Accumulated Value				$ 10,000			$ 10,141				$ 9,823						$ 11,249				$ 12,476				$ 12,785				$ 11,436				$ 12,406				$ 12,683				$ 10,721				$ 11,504				$ 15,336				$ 16,212				$ 14,311				$ 12,502				$ 16,033				$ 14,470				$ 17,233				$ 17,715			$ 19,593			$ 21,824
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Blended Benchmark
Accumulated Value	10,000	[1]			10,000	[2]		10,205 [1]		10,193 [2]		10,033 [1]			10,721	[2]		10,011 [1]		11,215 [2]		10,663 [1]		11,747 [2]		11,378 [1]		11,575 [2]		10,902 [1]		11,578 [2]		11,927 [1]		12,341 [2]		12,673 [1]		13,142 [2]		12,922 [1]		12,657 [2]		11,845 [1]		13,743 [2]		10,996 [1]		14,544 [2]		11,134 [1]		14,867 [2]		11,288 [1]		13,358 [2]		12,523 [1]		12,383 [2]		13,401 [1]		12,736 [2]		13,617 [1]		12,540 [2]		14,636 [1]		14,017 [2]			15,120 [2]			15,028 [2]		16,127 [2]
ICE BofA US Investment Grade Institutional Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA US Investment Grade Institutional Capital Securities Index
Accumulated Value	$ 10,000				10,000			$ 10,125		10,170		$ 9,919			10,714			$ 9,921		11,016		$ 10,540		11,505		$ 11,300		11,272		$ 11,034		11,273		$ 11,919		11,976		$ 12,483		12,840		$ 12,702		12,538		$ 11,709		13,544		$ 10,969		14,184		$ 11,689		14,433		$ 11,614		13,305		$ 12,812		12,464		$ 13,684		13,283		$ 13,836		13,199		$ 14,818		14,559			15,550			15,723		16,837
Bloomberg Revenue 10 Year 8 12 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Revenue 10 Year (8-12) Index
Accumulated Value					10,000					10,406					10,448					10,409				10,690				10,533				10,600				11,247				11,638				11,496				12,081				12,394				12,377				11,393				11,082				11,946				11,417				12,129			12,288			12,265		12,991
Bloomberg Emerging Markets Local Currency Government 10 Country Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Emerging Markets Local Currency Government - 10% Country Capped Index
Accumulated Value					$ 10,000					$ 10,876					$ 11,004					$ 11,118				$ 11,503				$ 12,024				$ 10,927				$ 11,667				$ 12,489				$ 11,669				$ 12,392				$ 12,760				$ 12,351				$ 11,054				$ 10,093				$ 11,600				$ 11,169				$ 11,707			$ 12,272			$ 12,891		$ 13,740

[1]	The Blended Benchmark consists of a 45/40/15 blend of the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.
[2]	The Blended Benchmark consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.